RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS
Recently Adopted and Issued Accounting Standards

In January 2014, the FASB issued an update (ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects) that permits First Financial to make an accounting policy election to account for its investments in qualified affordable housing projects using a proportional amortization method if certain conditions are met. Under the proportional amortization method, First Financial would amortize the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the income statement as a component of income tax expense. The amended guidance requires disclosure of the nature of First Financial’s investments in qualified affordable housing projects, and the effect of the measurement of the investments in qualified affordable housing projects and the related tax credits on First Financial’s financial position and results of operation. The amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements, but may impact the presentation of investments in qualified affordable housing projects.

In January 2014, the FASB issued an update (ASU 2014-04, Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure) which clarifies when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be de-recognized and the real estate property recognized. The provisions of ASU 2014-04 become effective for First Financial for the interim reporting period ending March 31, 2015. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In April 2014, the FASB issued an update (ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity) which redefines what constitutes a discontinued operation. Under the revised standard, a discontinued operation is a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale, that represents a strategic shift that has or will have a major effect on an entity’s operations and financial results or an acquired business or nonprofit activity that is classified as held for sale on the date of the acquisition. A strategic shift that has or will have a major effect on an entity’s operations and financial results could include the disposal of a major line of business, a major geographic area, a major equity method investment or other major parts of an entity. The new guidance eliminates the criteria prohibiting an entity from reporting a discontinued operation if it has certain continuing cash flows or involvement with the component after the disposal and requires additional disclosures for discontinued operations and new disclosures for individually material disposal transactions that do not meet the definition of a discontinued operation. The provisions of ASU 2014-08 became effective for all interim and annual periods subsequent to January 1, 2015. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In May 2014, the FASB issued an update (ASU 2014-09, Revenue from Contracts with Customers) which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. Under the revised standard, an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU applies to all contracts with customers except those that are within the scope of other topics in the FASB Accounting Standards Codification. Certain of the ASU’s provisions also apply to transfers of nonfinancial assets, including in-substance nonfinancial assets that are not an output of an entity’s ordinary activities, such as sales of property, plant, and equipment; real estate; or intangible assets. The ASU also requires significantly expanded disclosures about revenue recognition. The provisions of ASU 2014-09 become effective for interim and annual reporting periods beginning after December 15, 2016. Early application is not permitted. First Financial is currently evaluating the impact of this update on its Consolidated Financial Statements.

In June 2014, the FASB issued an update (ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures) that requires repurchase-to-maturity transactions to be accounted for as secured borrowings rather than as sales with a forward repurchase commitment and eliminates current guidance on repurchase financings. The ASU requires separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty. If the derecognition criteria are met, the initial transfer will generally be accounted for as a sale and the repurchase agreement will generally be accounted for as a secured borrowing. The ASU requires new disclosures for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings. The ASU also requires new disclosures for transfers of financial assets that are accounted for as sales that involve an agreement with the transferee entered into in contemplation of the initial transfer that result in the transferor retaining substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction. The provisions of ASU 2014-11 become effective for all interim and annual periods subsequent to December 15, 2014. Early adoption is prohibited. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In August 2014, the FASB issued an update (ASU 2014-14, Receivables - Troubled Debt Restructurings by Creditors: Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure) that requires a mortgage loan be derecognized and a separate other receivable be recognized upon foreclosure if the following conditions are met: a) the loan has a government guarantee that is not separable from the loan before foreclosure, b) at the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim and c) at the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The amendments in this ASU become effective for all interim and annual periods subsequent to December 15, 2014. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In August 2014, the FASB issued an update (ASU 2014-15, Presentation of Financial Statements-Going Concern: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern) that requires management perform a going concern evaluation similar to the auditor’s evaluation required by standards issued by the PCAOB and the AICPA. The ASU requires management to evaluate relevant conditions, events and certain management plans that are known or reasonably knowable as of the evaluation date when determining whether substantial doubt about an entity’s ability to continue as a going concern exists for both annual and interim reporting periods. If management concludes that substantial doubt about an entity’s ability to continue as a going concern, the notes to the financial statements are required to include a statement that there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The provisions in this ASU become effective for interim and annual periods ending after December 15, 2016. Early adoption is permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.